Accumulated other comprehensive income (Tables)	6 Months Ended
Sep. 30, 2018
Changes in Each Component of AOCI

Changes in each component of AOCI for the six months ended September 30, 2017 and 2018 are as follows:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
AOCI, balance at beginning of period, previously reported	1,521,163	1,741,894
Cumulative effect of change in accounting principles (Note 2)	—	(1,535,142)
AOCI, balance at beginning of period, adjusted	1,521,163	206,752

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period, previously reported	1,461,302	1,556,585
Cumulative effect of change in accounting principles (Note 2)	—	(1,525,064)
Balance at beginning of period, adjusted	1,461,302	31,521
Unrealized holding gains (losses) during period	247,493	(25,155)
Less: reclassification adjustments for losses (gains) included in net income	(78,659)	(862)

Change during period	168,834	(26,017)

Balance at end of period	1,630,136	5,504

Foreign currency translation adjustments:
Balance at beginning of period	(5,535)	(35,076)
Foreign currency translation adjustments during period	(4,322)	7,678
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	(4,322)	7,678

Balance at end of period	(9,857)	(27,398)

Pension liability adjustments:
Balance at beginning of period	65,396	220,385
Unrealized gains (losses) during period	32	(218)
Less: reclassification adjustments for losses (gains) included in net income	140	(2,916)

Change during period	172	(3,134)

Balance at end of period	65,568	217,251
Own credit risk adjustments (Note):
Balance at beginning of period, previously reported	—	—
Cumulative effect of change in accounting principles (Note 2)	—	(10,078)
Balance at beginning of period, adjusted	—	(10,078)
Unrealized gains (losses) during period	—	2,656
Less: reclassification adjustments for losses (gains) included in net income	—	(20)

Change during period	—	2,636

Balance at end of period	—	(7,442)

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	164,684	(18,837)

AOCI, balance at end of period	1,685,847	187,915

Note:

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2018:

	Six months ended September 30, 2018
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	1,245	(383)	862	—	862	Investment gains (losses)—net

Pension liability adjustments	4,102	(1,184)	2,918	(2)	2,916	Salaries and employee benefits

Own credit risk adjustments	29	(9)	20	—	20	Other noninterest income (expenses)

Total	5,376	(1,576)	3,800	(2)	3,798

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)

The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.